Retirement and Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
Schedule of Obligations and Funded Status
Obligations and Funded Status

	Pension benefits		Other postretirement benefits
December 31,	2025	2024	2025	2024
Change in benefit obligation
Benefit obligation at beginning of year	$1,496	$1,592	$60	$103
Service cost	2	3	—	1
Interest cost	75	75	4	5
Amendments	—	—	—	(2)
Actuarial losses (gains)(1)	34	(58)	(12)	(36)
Settlements	(130)	—	—	—
Benefits paid	(114)	(112)	(10)	(11)
Foreign currency translation impact	8	(4)	—	—
Benefit obligation at end of year(2)	$1,371	$1,496	$42	$60
Change in plan assets(2)
Fair value of plan assets at beginning of year	$886	$925	$—	$—
Actual return (loss) on plan assets	104	(8)	—	—
Employer contributions	70	79	—	—
Benefits paid	(99)	(95)	—	—
Administrative expenses	(12)	(12)	—	—
Settlement payments	(131)	—	—	—
Foreign currency translation impact	7	(3)	—	—
Fair value of plan assets at end of year(2)	$825	$886	$—	$—
Funded status	$(546)	$(610)	$(42)	$(60)
Amounts recognized in the Consolidated Balance Sheet consist of:
Noncurrent assets	$15	$31	$—	$—
Current liabilities	(16)	(16)	(4)	(6)
Noncurrent liabilities	(545)	(625)	(38)	(54)
Net amount recognized	$(546)	$(610)	$(42)	$(60)
Amounts recognized in Accumulated Other Comprehensive Loss consist of:
Net actuarial loss (gain)	$848	$956	$(63)	$(59)
Prior service cost (benefit)	—	2	(23)	(33)
Net amount recognized, before tax effect	$848	$958	$(86)	$(92)
Other changes in plan assets and benefit obligations recognized in Other Comprehensive Loss consist of:
Net actuarial cost (benefit)	$12	$28	$(12)	$(36)
Amortization of accumulated net actuarial (loss) benefit	(120)	(32)	8	3
Prior service benefit	(2)	—	—	(2)
Amortization of prior service benefit	—	—	10	10
Net amount recognized, before tax effect	$(110)	$(4)	$6	$(25)
(1)As of December 31, 2025, the actuarial losses impacting the benefit obligation were primarily due to changes in the discount rate. At December 31, 2024, the actuarial gains impacting the benefit obligation were primarily due to changes in the discount rate, partially offset by asset returns being lower than expected.
(2)As of December 31, 2025, the benefit obligation, fair value of plan assets, and funded status for U.S. pension plans were $1,346, $809, and $(537), respectively. As of December 31, 2024, the benefit obligation, fair value of plan assets, and funded status for U.S. pension plans were $1,356, $739, and $(617), respectively.

Schedule of Pension Plan Benefit Obligations
Pension Plan Benefit Obligations

	Pension benefits
	2025	2024
The projected benefit obligation and accumulated benefit obligation for all defined benefit pension plans were as follows:
Projected benefit obligation	$1,371	$1,496
Accumulated benefit obligation	1,369	1,495
The aggregate projected benefit obligation and fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets were as follows:
Projected benefit obligation	1,370	1,380
Fair value of plan assets	809	739
The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were as follows:
Accumulated benefit obligation	1,368	1,379
Fair value of plan assets	809	739

Schedule of Components of Net Periodic Benefit Cost
Components of Net Periodic Benefit Cost

	Pension benefits(1)			Other postretirement benefits
For the year ended December 31,	2025	2024	2023	2025	2024	2023
Service cost	$2	$3	$3	$—	$1	$1
Interest cost	75	75	80	4	5	7
Expected return on plan assets	(66)	(70)	(74)	—	—	—
Recognized net actuarial loss (gain)	31	32	28	(8)	(3)	(3)
Amortization of prior service benefit	—	—	—	(9)	(10)	(9)
Settlements(2)	88	—	5	—	—	—
Curtailment(3)	1	—	—	—	—	—
Net periodic benefit cost(4)	$131	$40	$42	$(13)	$(7)	$(4)
(1)In 2025, 2024, and 2023, net periodic benefit cost for U.S. pension plans was $42, $40, and $40, respectively.
(2)In 2025, settlements were related to U.K. and Canadian actions including an annuity buyout and lump sum benefit payments. In 2023, settlements were related to U.S. and Canadian actions including an annuity buyout and lump sum benefit payments.
(3)In 2025, curtailment was due to plan termination.
(4)Service cost was included within Cost of goods sold and Selling, general administrative, and other expenses; settlements and curtailment were included in Restructuring and other charges; all other cost components were recorded in Other expense, net in the Statement of Consolidated Operations.

Schedule of Weighted Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost
Weighted average assumptions used to determine benefit obligations for pension and other postretirement benefit plans were as follows:

December 31,	2025	2024
Discount rate	5.30%	5.60%
Cash balance plan interest crediting rate	3.00%	3.00%
Weighted average assumptions used to determine net periodic benefit cost for pension and other postretirement benefit plans were as follows:

	2025	2024	2023
Discount rate to calculate service cost(1)	5.60%	5.10%	5.50%
Discount rate to calculate interest cost(1)	5.30%	4.90%	5.30%
Expected long-term rate of return on plan assets	7.00%	6.70%	6.70%
Cash balance plan interest crediting rate	3.00%	3.00%	3.00%
(1)In all periods presented, the respective global discount rates were used to determine net periodic benefit cost for most pension plans for the full annual period. The discount rates for certain plans were updated during 2025, 2024, and 2023 to reflect the remeasurement of these plans due to amendments, settlements, and/or curtailments. The weighted-average rates reflecting these remeasurements does not significantly differ from the rates presented.

Schedule of Assumed Health Care Cost Trend Rates
Assumed health care cost trend rates for U.S. other postretirement benefit plans were as follows:

	2025	2024	2023
Health care cost trend rate assumed for next year	5.50%	5.50%	5.50%
Rate to which the cost trend rate gradually declines	4.50%	4.50%	4.50%
Year that the rate reaches the rate at which it is assumed to remain	2028	2027	2026

Schedule of Pension and Postretirement Plans Investment Policy and Weighted Average Asset Allocations
Howmet’s pension plans’ investment policy as of December 31, 2025 by asset class, were as follows:

Asset class	Policy range(1)
Equities	20–55%
Fixed income	25–55%
Other investments	15–35%
(1)Policy range is for U.S. plan assets only, as both the U.K. and Canadian asset investment allocations are controlled by a third-party trustee with input from Howmet.

Schedule of Fair Value of Pension Plan Assets
The following table presents the fair value of pension plan assets classified under the appropriate level of the fair value hierarchy or net asset value:

December 31, 2025	Level 1	Level 2	Net Asset Value	Total
Equities:
Equity securities	$2	$224	$207	$433
Long/short equity hedge funds	—	—	17	17
Private equity	—	—	101	101
	$2	$224	$325	$551
Fixed income:
Intermediate and long duration government/credit	$127	$2	$—	$129
Other	1	78	—	79
	$128	$80	$—	$208
Other investments:
Real estate	$—	$—	$32	$32
Discretionary and systematic macro hedge funds	—	—	30	30
	$—	$—	$62	$62
Net plan assets(1)	$130	$304	$387	$821

December 31, 2024	Level 1	Level 2	Net Asset Value	Total
Equities:
Equity securities	$1	$130	$300	$431
Long/short equity hedge funds	—	—	20	20
Private equity	—	—	112	112
	$1	$130	$432	$563
Fixed income:
Intermediate and long duration government/credit	$71	$57	$—	$128
Other	18	66	—	84
	$89	$123	$—	$212
Other investments:
Real estate	$—	$1	$54	$55
Discretionary and systematic macro hedge funds	—	—	40	40
Other	—	—	5	5
	$—	$1	$99	$100
Net plan assets(2)	$90	$254	$531	$875
(1)As of December 31, 2025, the total fair value of pension plans’ assets excludes a net receivable of $4, which represents securities purchased and sold but not yet settled plus interest and dividends earned on various investments.
(2)As of December 31, 2024, the total fair value of pension plans’ assets excludes a net receivable of $11, which represents securities purchased and sold but not yet settled plus interest and dividends earned on various investments.

Schedule of Benefit Payments Expected to be Paid and Expected Medicare Part D Subsidy Receipts
Benefit payments expected to be paid to pension and other postretirement benefit plans’ participants utilizing the current assumptions outlined above are as follows:

For the year ended December 31,	Pension benefits	Other post- retirement benefits
2026	$119	$5
2027	117	5
2028	117	4
2029	115	4
2030	119	4
2031 - 2035	541	18
Total	$1,128	$40